Trade and Other Payables - Schedule of Trade and Other Payables (Details) - Trade and other payables [Member]		Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Non-current:
Other payables	[1]			RM 918,274
Current:
Trade payables	[2]	14,089,238	3,152,307	2,403,407
Other payable and accruals		1,832,975	410,107	159,961
Wages payable		200,235	44,800	34,644
Interest payable of RCPS	[3]	1,072,266	239,908	100,648
Subtotal		17,194,714	3,847,122	2,698,660
Total trade and other payables	[4]	RM 17,194,714	$ 3,847,122	RM 3,616,934

[1]	The Group received advance payments for AI RCPS subscription with 2 years maturity period in December 2023 amounted to MYR918,274 where the registration and issuance of the RCPS was completed in January 2024.
[2]	An aging analysis of the trade payables as of December 31, 2023 and 2024 are as follows:
[3]	The interest payable of RCPS is calculated based on the weighted average principal of RCPS and the related effective interest rate. AG RCPS bear an effective interest rate of 10.0% and AI RCPS bear an effective interest rate of 14.0% (note 13).
[4]	Except for advances received for redeemable convertible preference shares, all the trade and other payables classified as current are expected to be settled within one year or are repayable on demand.